Annual Operating Expenses - FidelityArizonaMunicipalFunds-ComboPRO - FidelityArizonaMunicipalFunds-ComboPRO - Fidelity Arizona Municipal Income Fund - Fidelity Arizona Municipal Income Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%